Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 17,857		₨ 15,971
Due to creditors for expenses	4,827		6,691
Due to capital creditors	3,760		2,910
Trade and other current payables	₨ 26,444	$ 322	₨ 25,572